10. Significant Customer Concentrations (Sept 2018 Note)	6 Months Ended
Sep. 30, 2018
Risks and Uncertainties [Abstract]
Significant Customer Concentrations

Note 10.	Significant Customer Concentrations

For the three months ended September 30, 2018, one customer represented 15% of net revenue and one customer represented 13% of net revenue. For the three months ended September 30, 2017, one customer represented 22% of net revenue, one customer represented 17% of net revenue, and two customers each represented 13% of net revenue.

For the six months ended September 30, 2018, one customer represented 20% of net revenue and one customer represented 13% of net revenue. For the six months ended September 30, 2017, one customer represented 20% of net revenue, one customer represented 16% of net revenue, and two customers each represented 12% of net revenue.

At September 30, 2018, one customer represented 13%, of the net accounts receivable balance. At March 31, 2018, one customer represented 36%, and one customer represented 18% of the net accounts receivable balance.